UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-02527

Deutsche Money Funds
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  7/31

Date of reporting period:  10/31/2014

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of October 31, 2014 (Unaudited)

Deutsche Money Market Prime Series
	Principal Amount ($)	Value ($)
Certificates of Deposit and Bank Notes 12.0%
Banco del Estado de Chile, 0.24%, 11/4/2014	15,800,000	15,800,000
Bank of Montreal, 0.18%, 12/11/2014	11,000,000	11,000,000
Bank of Nova Scotia:
0.24%, 3/3/2015	12,500,000	12,500,000
0.25%, 2/17/2015	12,000,000	12,000,000
Credit Suisse, 0.23%, 12/1/2014	10,000,000	10,000,500
DZ Bank AG:
0.27%, 11/7/2014	7,500,000	7,500,000
0.31%, 2/19/2015	15,500,000	15,500,000
Industrial & Commercial Bank of China Ltd.:
0.29%, 12/3/2014	6,500,000	6,500,000
0.3%, 11/24/2014	8,000,000	8,000,000
KBC Bank NV, 0.12%, 11/5/2014	30,000,000	30,000,000
Mizuho Bank Ltd., 0.17%, 11/21/2014	7,000,000	7,000,000
Rabobank Nederland NV, 0.245%, 3/13/2015	5,000,000	5,000,000
Sumitomo Mitsui Banking Corp., 0.16%, 12/12/2014	9,000,000	9,000,000
Svenska Handelsbanken AB, 0.19%, 1/8/2015	14,000,000	14,000,000
The Toronto-Dominion Bank, 0.295%, 7/13/2015	7,000,000	7,000,000
Wal-Mart Stores, Inc., 5.319%, 6/1/2015	3,500,000	3,604,213

Total Certificates of Deposit and Bank Notes (Cost $174,404,713)		174,404,713
Commercial Paper 56.0%
Issued at Discount ** 46.3%
Albion Capital Corp. SA, 0.12%, 11/7/2014	6,000,000	5,999,860
Antalis U.S. Funding Corp., 144A, 0.1%, 11/7/2014	6,737,000	6,736,869
Apple, Inc., 0.22%, 6/17/2015	5,000,000	4,993,033
Bedford Row Funding Corp.:
144A, 0.3%, 4/14/2015	10,000,000	9,986,333
144A, 0.32%, 12/17/2014	12,500,000	12,494,889
144A, 0.35%, 8/27/2015	5,000,000	4,985,465
144A, 0.35%, 10/19/2015	6,500,000	6,477,756
Caisse Centrale Desjardins, 0.16%, 12/19/2014	30,000,000	29,993,600
Catholic Health Initiatives, 0.2%, 11/4/2014	3,000,000	2,999,950
Charta Corp., 144A, 0.2%, 11/6/2014	12,100,000	12,099,664
Chevron Corp., 144A, 0.13%, 1/8/2015	10,000,000	9,997,544
CNPC Finance HK Ltd.:
144A, 0.4%, 11/3/2014	4,000,000	3,999,911
144A, 0.4%, 11/14/2014	7,500,000	7,498,917
144A, 0.4%, 11/18/2014	3,000,000	2,999,433
Collateralized Commercial Paper Co., LLC, 0.2%, 2/2/2015	12,000,000	11,993,800
Collateralized Commercial Paper II Co., LLC:
144A, 0.2%, 1/2/2015	12,000,000	11,995,867
144A, 0.22%, 11/13/2014	10,000,000	9,999,267
Consolidated Edison Co. of New York, Inc., 0.27%, 11/6/2014	5,000,000	4,999,812
CPPIB Capital, Inc., 0.3%, 2/11/2015	5,000,000	4,995,750
Dexia Credit Local:
0.265%, 4/8/2015	4,000,000	3,995,348
0.31%, 4/20/2015	9,688,000	9,673,818
0.31%, 5/29/2015	5,000,000	4,991,001

Erste Abwicklungsanstalt:
144A, 0.165%, 11/18/2014	12,000,000	11,999,065
144A, 0.17%, 12/17/2014	10,000,000	9,997,828
144A, 0.17%, 1/22/2015	15,000,000	14,994,192
144A, 0.18%, 2/19/2015	12,000,000	11,993,400
General Electric Capital Corp., 0.23%, 2/11/2015	30,000,000	29,980,450
Hannover Funding Co., LLC:
0.15%, 11/5/2014	8,000,000	7,999,867
0.21%, 1/20/2015	12,500,000	12,494,167
Macquarie Bank Ltd., 144A, 0.24%, 12/8/2014	12,000,000	11,997,040
Manhattan Asset Funding Co., LLC:
144A, 0.15%, 11/14/2014	20,000,000	19,998,917
144A, 0.18%, 12/2/2014	8,000,000	7,998,760
Matchpoint Master Trust, 0.1%, 11/3/2014	16,000,000	15,999,867
MetLife Short Term Funding LLC, 144A, 0.19%, 2/19/2015	4,441,000	4,438,422
Natixis, 0.05%, 11/3/2014	59,000,000	58,999,754
Nederlandse Waterschapsbank NV, 0.28%, 7/9/2015	6,000,000	5,988,333
Nestle Finance International Ltd., 0.19%, 2/11/2015	12,500,000	12,493,271
Nissan Motor Acceptance Corp., 0.26%, 11/7/2014	4,250,000	4,249,816
Nordea Bank AB:
0.22%, 11/12/2014	4,500,000	4,499,697
0.225%, 4/1/2015	15,000,000	14,985,844
0.23%, 3/17/2015	3,000,000	2,997,393
Novartis Finance Corp., 144A, 0.09%, 11/7/2014	5,200,000	5,199,922
NRW.Bank, 0.06%, 11/6/2014	35,000,000	34,999,650
Old Line Funding LLC:
144A, 0.22%, 4/7/2015	10,370,000	10,360,050
144A, 0.23%, 3/9/2015	5,500,000	5,495,502
Philip Morris International, Inc., 144A, 0.115%, 11/7/2014	12,500,000	12,499,760
Prudential Funding LLC, 0.06%, 11/3/2014	26,000,000	25,999,870
Regency Markets No.1 LLC, 144A, 0.12%, 11/7/2014	15,000,000	14,999,650
Roche Holdings, Inc., 144A, 0.165%, 1/26/2015	12,500,000	12,495,073
Schlumberger Investment SA, 144A, 0.13%, 11/26/2014	8,000,000	7,999,278
Sinopec Century Bright Capital Investment Ltd.:
0.31%, 12/12/2014	7,150,000	7,147,476
0.35%, 11/14/2014	10,000,000	9,998,736
Standard Chartered Bank:
0.25%, 2/2/2015	12,500,000	12,491,927
0.26%, 4/6/2015	12,000,000	11,986,480
0.28%, 11/3/2014	15,500,000	15,499,759
0.28%, 11/19/2014	12,000,000	11,998,320
The Army & Air Force Exchange Service, 0.11%, 1/7/2015	10,000,000	9,997,953
United Overseas Bank Ltd., 0.26%, 1/5/2015	5,000,000	4,997,653
Victory Receivables Corp., 144A, 0.17%, 11/4/2014	5,500,000	5,499,922
Working Capital Management Co., 144A, 0.15%, 11/7/2014	4,000,000	3,999,900

		671,680,851
Issued at Par * 9.7%
ANZ New Zealand International Ltd., 144A, 0.213%, 1/12/2015	7,500,000	7,500,000
ASB Finance Ltd., 144A, 0.246%, 5/22/2015	14,000,000	14,000,000
Australia & New Zealand Banking Group Ltd.:
144A, 0.222%, 2/25/2015	6,000,000	6,000,020
144A, 0.331%, 8/18/2015	8,000,000	8,000,000
Banco del Estado de Chile, 0.24%, 3/5/2015	5,000,000	5,000,000
Bank of Nova Scotia, 0.27%, 1/13/2015	7,000,000	7,000,000
Bedford Row Funding Corp., 144A, 0.23%, 6/24/2015	10,000,000	10,000,000
BNZ International Funding Ltd.:
144A, 0.251%, 1/20/2015	5,000,000	5,000,000
144A, 0.259%, 2/2/2015	7,000,000	7,000,000
Caisse Centrale Desjardins, 144A, 0.234%, 1/26/2015	5,450,000	5,449,871
Canadian Imperial Bank of Commerce, 0.234%, 5/8/2015	4,000,000	4,000,000
Kells Funding LLC:
144A, 0.238%, 1/27/2015	3,750,000	3,749,953
144A, 0.244%, 2/13/2015	17,500,000	17,500,446
Rabobank Nederland NV, 0.355%, 10/1/2015	5,000,000	5,002,388
Royal Bank of Canada, 0.26%, 12/11/2014	14,000,000	14,000,000
Wells Fargo Bank NA, 0.27%, 9/9/2015	12,000,000	12,000,000
Westpac Banking Corp., 144A, 0.227%, 2/19/2015	9,000,000	9,000,000

		140,202,678

Total Commercial Paper (Cost $811,883,529)		811,883,529
Short-Term Notes * 7.8%
Bank of Nova Scotia, 0.333%, 11/24/2015	8,000,000	8,000,000
Canadian Imperial Bank of Commerce, 0.33%, 8/18/2015	12,150,000	12,150,000
Commonwealth Bank of Australia:
144A, 0.239%, 7/10/2015	10,300,000	10,300,000
144A, 0.513%, 1/29/2015	5,000,000	5,003,329
JPMorgan Chase Bank NA, 0.352%, 11/20/2015	10,000,000	10,000,000
Rabobank Nederland NV:
0.281%, 7/6/2015	8,500,000	8,500,000
0.284%, 12/1/2014	14,000,000	14,000,000
Royal Bank of Canada, 0.26%, 3/23/2015	12,000,000	12,000,000
Svenska Handelsbanken AB, 144A, 0.353%, 10/2/2015	15,000,000	15,000,000
Wells Fargo Bank NA:
0.255%, 6/16/2015	9,000,000	9,000,000
0.26%, 12/10/2014	5,000,000	5,000,000
Westpac Banking Corp., 0.233%, 5/11/2015	4,000,000	4,000,000

Total Short-Term Notes (Cost $112,953,329)		112,953,329
Government & Agency Obligations 4.5%
U.S. Government Sponsored Agencies 3.4%
Federal Home Loan Bank:
0.19%, 9/3/2015	4,500,000	4,499,332
0.2%, 9/17/2015	2,750,000	2,749,566
0.21%, 10/13/2015	4,000,000	3,998,935
0.25%, 10/2/2015	4,500,000	4,500,000
0.263%, 10/9/2015	5,150,000	5,150,000
Federal Home Loan Mortgage Corp., 0.08% **, 11/26/2014	10,500,000	10,499,417
Federal National Mortgage Association:
0.08% **, 5/1/2015	10,000,000	9,995,978
0.121% *, 10/21/2016	7,700,000	7,699,177

		49,092,405
U.S. Treasury Obligations 1.1%
U.S. Treasury Bill, 0.04% **, 3/19/2015	12,500,000	12,498,083
U.S. Treasury Note, 0.375%, 3/15/2015	3,500,000	3,504,220

		16,002,303

Total Government & Agency Obligations (Cost $65,094,708)		65,094,708
Time Deposits 6.4%
Credit Agricole Corporate & Investment Bank, 0.07%, 11/3/2014	52,069,078	52,069,078
Fortis Bank SA, 0.06%, 11/3/2014	22,000,000	22,000,000
National Australia Bank Ltd., 0.05%, 11/3/2014	18,000,000	18,000,000

Total Time Deposits (Cost $92,069,078)		92,069,078
Municipal Bonds and Notes 0.7%
New York, State Housing Finance Agency Revenue, 605 West 42nd Street, Series B, 0.4% ***, 5/1/2048, LOC: Bank of China (Cost $10,000,000)	10,000,000	10,000,000
Repurchase Agreements 12.2%
BNP Paribas, 0.2%, dated 4/17/2014, to be repurchased at $16,521,267 on 12/5/2014 (a) (b)	16,500,000	16,500,000
JPMorgan Securities, Inc., 0.374%, dated 2/13/2014, to be repurchased at $12,547,399 on 2/13/2015 (a) (c)	12,500,000	12,500,000
JPMorgan Securities, Inc., 0.413%, dated 7/3/2014, to be repurchased at $25,060,516 on 1/30/2015 (a) (d)	25,000,000	25,000,000
Morgan Stanley & Co., Inc., 0.11%, dated 10/31/2014, to be repurchased at $43,000,394 on 11/3/2014 (d)	43,000,000	43,000,000
Nomura Securities International, 0.12%, dated 10/31/2014, to be repurchased at $50,000,500 on 11/3/2014 (e)	50,000,000	50,000,000
The Toronto-Dominion Bank, 0.11%, dated 10/31/2014, to be repurchased at $10,000,092 on 11/3/2014 (f)	10,000,000	10,000,000
Wells Fargo Bank, 0.3%, dated 10/27/2014, to be repurchased at $10,000,583 on 11/3/2014 (g) (h)	10,000,000	10,000,000
Wells Fargo Bank, 0.4%, dated 8/6/2014, to be repurchased at $10,310,300 on 11/4/2014 (a) (i)	10,300,000	10,300,000

Total Repurchase Agreements (Cost $177,300,000)		177,300,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,443,705,357) †	99.6	1,443,705,357
Other Assets and Liabilities, Net	0.4	6,187,750

Net Assets	100.0	1,449,893,107

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*
Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of October 31, 2014.

**	Annualized yield at time of purchase; not a coupon rate.
***
Variable rate demand notes are securities whose interest rates are reset periodically at market levels.  These securities are payable on demand and are shown at their current rates as of October 31, 2014.

†	The cost for federal income tax purposes was $1,443,705,357.
(a)
Open maturity repurchase agreement whose interest rate resets periodically and is shown at the current rate as of October 31, 2014. The dated date is the original day the repurchase agreement was entered into, the maturity date represents the next repurchase date.  Upon notice, both the Fund and counterparty have the right to terminate the repurchase agreement at any time.

(b)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
97,701	Altria Group, Inc.	2.85	8/9/2022	96,108
1,190,712	Banco do Brasil SA	3.875-4.5	1/22/2015-10/10/2022	1,226,401
24,328	Banco Latinoamericano de Comercio Exterior SA	3.75	4/4/2017	25,256
5,714,879	Everest Reinsurance Holdings, Inc.	4.868	6/1/2044	5,944,079
28,177	Forest Laboratories, Inc.	5.0	12/15/2021	31,334
18,882	Kia Motors Corp.	3.625	6/14/2016	20,078
24,813	Lukoil International Finance BV	6.125	11/9/2020	26,648
140,907	Petroleos Mexicanos	3.5	1/30/2023	139,208
2,054,621	Prudential Financial, Inc.	6.625	12/1/2037	2,760,154
1,486,234	Stryker Corp.	4.375	5/15/2044	1,580,074
1,268,366	The Goldman Sachs Group, Inc.	4.8	7/8/2044	1,343,457
804,558	Vale Overseas Ltd.	6.875	11/21/2036	960,209
2,651,141	Westvaco Corp.	7.95	2/15/2031	3,487,062
Total Collateral Value				17,640,068

(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
30,000	Amsouth Bank	5.2	4/1/2015	30,636
1,728,000	Brinker International, Inc.	2.6-3.875	5/15/2018-5/15/2023	1,744,130
143,000	Darden Restaurants, Inc.	6.45-7.05	10/15/2017-10/15/2037	160,126
50,000	Expedia, Inc.	5.95	8/15/2020	57,004
3,000	First Horizon National Corp.	5.375	12/15/2015	3,196
55,000	Goldman Sachs Capital I	6.345	2/15/2034	64,343
100,000	Harsco Corp.	5.75	5/15/2018	110,135
68,000	Hillenbrand, Inc.	5.5	7/15/2020	75,466
5,170,000	International Lease Finance Corp.	7.125	9/1/2018	5,907,005
2,470,000	Jabil Circuit, Inc.	4.7-7.75	7/15/2016-9/15/2022	2,608,552
520,000	MDC Holdings, Inc.	5.5-5.625	2/1/2020-1/15/2024	536,863
97,000	Omega Healthcare Investors, Inc.	5.875-6.75	10/15/2022-3/15/2024	104,472
283,000	Owens Corning	4.2-7.0	12/1/2016-12/1/2036	291,482
656,000	QVC, Inc.	4.85	4/1/2024	678,003
225,000	SL Green Realty Corp.	4.5-5.0	8/15/2018-12/1/2022	241,366
57,000	Telecom Italia Capital SA	6.999	6/4/2018	65,387
170,000	The Williams Companies, Inc.	7.5	1/15/2031	198,785
Total Collateral Value				12,876,951

(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
10,322,000	EDP Finance BV	5.25	1/14/2021	10,901,459
13,000,000	International Lease Finance Corp.	7.125	9/1/2018	14,853,204
Total Collateral Value				25,754,663

(e)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
21,049,364	Federal Home Loan Mortgage Corp.	3.5-9.5	12/1/2014-7/1/2044	23,276,392
19,191,569	Federal National Mortgage Association	2.095-5.5	11/1/2018-1/1/2042	20,715,523
Total Collateral Value				43,991,915

(f)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
17,504,886	Federal Home Loan Mortgage Corp.	3.0-4.0	10/1/2028-8/1/2044	18,479,098
30,384,708	Federal National Mortgage Association	3.5-4.0	8/1/2044-11/1/2044	32,512,110
148,743	Government National Mortgage Association	3.0-4.5	9/20/2043-10/20/2044	158,941
Total Collateral Value				51,150,149

(g)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
2,153,661	Bank of Montreal	2.625	1/25/2016	2,237,029
1,027,847	Caisse Centrale Desjardins	2.55	3/24/2016	1,059,907
4,667,519	Canadian Imperial Bank of Commerce	1.5-2.75	12/12/2014-1/27/2016	4,860,123
21,598	International Bank for Reconstruction & Development	0.2	6/5/2015	21,597
1,999,790	The Goldman Sachs Group, Inc.	3.85	7/8/2024	2,063,082
18,353	Tiffany & Co.	4.9	10/1/2044	19,003
2,259	Time Warner, Inc.	4.65	6/1/2044	2,349
150,000	Westpac Banking Corp.	1.375	7/17/2015	152,294
Total Collateral Value				10,415,384

(h)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
5,234,721	Building Materials Corp. of America	7.0	2/15/2020	5,660,490
3,960,632	International Business Machines Corp.	7.625	10/15/2018	4,836,636
Total Collateral Value				10,497,126

(i)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
23,286,197	FHLMC Multifamily Structured Pass Through Certificates	1.188-3.615	4/25/2020-6/25/2041	2,736,525
4,636,634	Hutchison Whampoa International (9/16) Ltd.	4.625	9/11/2015	4,845,177
3,000,000	Inter-American Development Bank	4.25	9/14/2015	3,138,621
Total Collateral Value				10,720,323

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of October 31, 2014 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (j)	$—	$1,266,405,357	$—	$1,266,405,357
Repurchase Agreements	—	177,300,000	—	177,300,000
Total	$—	$1,443,705,357	$—	$1,443,705,357

There have been no transfers between fair value measurement levels during the period ended October 31, 2014.
(j)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Money Market Prime Series, a series of Deutsche Money Funds

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	December 23, 2014

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	December 23, 2014